SUPPLEMENT

DATED AUGUST 31, 2009 TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC. (THE “PROSPECTUS”)

Effective January 1, 2010, in the above-referenced Prospectus, the disclosure in the section “How to Buy and Sell Shares” is revised as follows:

1.               Paragraph number 2 in subsection “Opening an Account” is replaced as follows:

2. Determine how much you want to invest.  The minimum initial investment amount for each account is $2,000 per fund (at least $50 subsequent investments) except as follows:

•                  Automatic Investment Plans: $250 per fund to open (at least $50 per month invested in each fund thereafter),

Minimum investment amounts may be waived for certain employer-sponsored retirement accounts and for certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

2.               The sections “Buying Shares” and “Selling Shares” is revised by replacing all references to the sentence that reads “Note: The minimum amount when exchanging into a new fund is $1,000 per fund.” with the following:

Note:  The minimum amount when exchanging into a new fund is $2,000 per fund (except the minimum amount for Automatic Investment Plans is $250).

3.               The subsection “Automatic Investment Plan (AIP) in section “Additional Investor Services” is replaced as follows:

Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice.  You determine the frequency and amount of your investments, and you can terminate your program at any time.  To establish:

•                  Complete the appropriate parts of your account application, or, if this is an IRA account, complete the Mutual Funds Automatic Investment form.

•                  If you are using AIP to open an account, you must make a minimum initial investment of $250 into each fund and invest a minimum of $50 per month into each fund.

4.               The subsection “Retirement Plans” in section “Additional Investor Services” is revised by adding the following sentences to the end of the section:

If you open an account for a retirement plan (including traditional and Roth IRAs, SIMPLE plans, or SEPs) or for an education savings account through The Hartford Mutual Funds for which U.S. Bank serves as the custodian, you may pay annual maintenance fees to U.S. Bank. Annual maintenance fees paid to U.S. Bank are in addition to the fees and expenses that you pay for investing in each fund (set forth in each fund’s fees and expenses table).   HASCO (the fund administrator) may compensate U.S. Bank out of HASCO’s or its affiliates own resources, or HASCO may receive compensation from U.S. Bank for the services that HASCO provides as sub-agent of U.S. Bank.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED AUGUST 31, 2009 TO THE

CLASS I SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC. (THE “PROSPECTUS”)

Effective January 1, 2010, in the above-referenced Prospectus, the disclosure in the section “How to Buy and Sell Shares” is revised as follows:

5.               Paragraph number 2 in subsection “Opening an Account” is replaced as follows:

2. Determine how much you want to invest.  The minimum initial investment amount for each account is $2,000 per fund (at least $50 subsequent investments) except as follows:

•                  Automatic Investment Plans: $250 per fund to open (at least $50 per month invested in each fund thereafter),

Minimum investment amounts may be waived for certain employer-sponsored retirement accounts and for certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

6.               The sections “Buying Shares” is replaced as follows:

Buying Shares

As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the Funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. Your initial investment must meet the minimum requirement of $2000 (except the minimum amount is $250 for Automatic Investment Plans). See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.